INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Joint Venture Loan Receivable (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of joint ventures [line items]
Opening balance	[1],[2]	$ 260	$ 148
Repayments		(161)	(149)		$ 0
Closing balance		133	260	[1],[2]	148	[1],[2]
Kibali | Loans and receivables, category
Disclosure of joint ventures [line items]
Opening balance		463	506
Dividend in specie declared		0	70
Repayments		(161)	(149)
Interest accrued		31	36
Closing balance		333	463		506
Joint ventures | Kibali
Disclosure of joint ventures [line items]
Dividend in specie declared			$ 70		$ 506
Interest rate (in percent)			7.675%		7.875%
Current receivables due from related parties		133	$ 260		$ 148
Long-term loan advanced to related parties		$ 200	$ 203		$ 358

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.